Equity of the Trust Repurchases of Equity (Details) (Series D Cumulative Redeemable Preferred Shares, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2003	Dec. 31, 2010
Series D Cumulative Redeemable Preferred Shares
Redemption of Series D Preferred Depositary Shares
Issuance date	Apr. 30, 2003
Preferred shares issued	5,000,000
Share ratio	0.10
Shares dividend rate	8.125%
Par value per share	$ 0.01
Shares redeemed		4,004,735
Shares redemption value		$ 100,119
Aggregate redemption price per share		$ 25.2257
Write off of deferred debt issuance cost		$ 3,550